Revenue Recognition and Contract Balances - Schedule of Accounts Receivable, Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Contract Assets and Liabilities [Abstract]
Trade accounts receivable, net		$ 67,824	$ 25,842
Contract assets:
Contract assets, current		14,122	26,066
Total contract assets		14,122	26,066
Contract liabilities:
Contract liabilities, current	$ 12,634	20,336	10,003
Contract liabilities, noncurrent	794	794	918
Total contract liabilities	$ 13,428	$ 21,130	$ 10,921	$ 3,478